SCHEDULES OF COMPANY’S PURCHASES AND ITS OUTSTANDING PAYABLE BALANCES (Details) - Customer Concentration Risk [Member] - Vendor A [Member] - Accounts Payable [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Percentage of purchases	15.20%	19.40%
Accounts payable		$ 2,325